CASH FLOW INFORMATION (Details) - USD ($)	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Investment activities
Net assets acquisition by business combination		$ 152,070,313
Investment in-kind in other related parties	$ 2,115,109	1,429,089
Capitalization of interest on buildings in progress	100,809	59,604
Reclassification from investment properties to property, plant and equipment	3,103,169
Sale of Moolec Science S.A. equity investment	(900,000)
Investing activities	$ 4,419,087	153,559,006
Financing activities
Capitalization of convertible notes (Note 5.13)		12,211,638
Purchase of own shares		(24,025,718)
Financing activities		$ (11,814,080)